Lines of Credit and Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Instruments [Abstract]
Total Long-Term Debt, Net of Debt Issuance Costs
At December 31, 2019 and 2018, total current long-term debt, net of debt issuance costs of $10.8 million and $14.2 million, respectively, consists of the following:

(in thousands)	2019	2018
0.375% Senior Unsecured Cash Convertible Notes due 2019	$—	$427,445
0.875% Senior Unsecured Cash Convertible Notes due 2021	285,244	279,492
0.500% Senior Unsecured Cash Convertible Notes due 2023	347,995	335,201
1.000% Senior Unsecured Cash Convertible Notes due 2024	413,272	397,793
3.19% Series A Senior Notes due October 16, 2019	—	72,483
3.75% Series B Senior Notes due October 16, 2022	302,040	298,691
3.90% Series C Senior Notes due October 16, 2024	26,944	26,933
German Private Placement (Schuldschein)	330,857	336,168
Total long-term debt	$1,706,352	$2,174,206
Less current portion	285,244	503,116
Long-term portion	$1,421,108	$1,671,090

Future Maturities of Long-Term Debt
Future maturities (stated at the carrying values) of long-term debt as of December 31, 2019, are as follows:

Year ending December 31,	(in thousands)
2020	$285,244
2021	38,716
2022	471,432
2023	347,995
2024	546,716
thereafter	16,249
$1,706,352

Interest Rate, Corresponding Maturities, and Contingent Conversion Periods of Cash Convertible Notes	The interest rate and corresponding maturity of each Note are summarized in the table below. The Cash Convertible Notes are solely convertible into cash in whole, but not in part, at the option of noteholders under the circumstances described below and during the contingent conversion periods as shown in the table below.

Cash Convertible Notes	Annual Interest Rate	Date of Interest Payments	Maturity Date	Contingent Conversion Period	Conversion Rate per $200,000 Principal Amount
2021 Notes	0.875%	March 19 and September 19	March 19, 2021	From April 29, 2014 to September 18, 2020	7,063.1647
2023 Notes	0.500%	March 13 and September 13	September 13, 2023	From October 24, 2017 to March 13, 2023	4,829.7279
2024 Notes	1.000%	May 13 and November 13	November 13, 2024	From December 24, 2018 to August 2, 2024	4,360.3098

Interest Expense Related to the Cash Convertible Notes
Interest expense related to the Cash Convertible Notes was comprised of the following:

	Year-Ended December 31
(in thousands)	2019	2018
Coupon interest	$9,954	$6,890
Amortization of original issuance discount	36,966	32,114
Amortization of debt issuance costs	3,014	3,485
Total interest expense related to the Cash Convertible Notes	$49,934	$42,489

Summary of German Private Placement Tranches	A summary of the tranches as of December 31, 2019 and December 31, 2018 is as follows:

				Carrying Value (in thousands) as of
Currency	Notional Amount	Interest Rate	Maturity	December 31, 2019	December 31, 2018
EUR	€11.5 million	Fixed 0.4%	March 2021	$12,905	$13,143
EUR	€23.0 million	Floating EURIBOR + 0.4%	March 2021	25,811	26,286
EUR	€21.5 million	Fixed 0.68%	October 2022	24,112	24,561
EUR	€64.5 million	Floating EURIBOR + 0.5%	October 2022	72,335	73,684
USD	$45.0 million	Floating LIBOR + 1.2%	October 2022	44,919	44,891
EUR	€25.0 million	Floating EURIBOR + 0.5%	October 2022	28,026	28,543
EUR	€64.0 million	Fixed 1.09%	June 2024	71,747	73,097
EUR	€31.0 million	Floating EURIBOR + 0.7%	June 2024	34,753	35,406
EUR	€14.5 million	Fixed 1.61%	June 2027	16,249	16,557
				$330,857	$336,168